Investments In Associates (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 17, 2009	Dec. 31, 1997	Dec. 31, 2012 Gras Savoye [Member]	Dec. 31, 2011 Gras Savoye [Member]	Mar. 31, 2011 Gras Savoye [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage owned by Group									30.00%	33.00%		30.00%	31.00%
Goodwill		$ 2,829		$ 2,829		$ 2,827	$ 3,295	$ 3,294			$ 83	$ 82
Investments in Associates (Textual) [Abstract]
Resultant equity interest percentage as a result of a series of incremental investments								49.00%
Voting rights of Shareholder on its board									33.00%
Potential shareholding if put option is exercised	90.00%
Potential shareholding if call option is exercised	100.00%
Reduction of interest in Gras Savoye						49 percent to 31 percent		49 percent to 31 percent
Gain on disposal of discontinued operations, net of tax		0	0	0	0	(3)	4	(2)
Interest bearing vendor loans By Gras Savoye						47	43
Convertible Bonds Issued By Gras Savoye						96	85
Dividends received from associates						$ 3	$ 4	$ 5